Document and Entity Information	Mar. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 08, 2021
Entity Registrant Name	BENEFITFOCUS, INC.
Entity Central Index Key	0001576169
Entity Emerging Growth Company	false
Entity File Number	001-36061
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-2346314
Entity Address, Address Line One	100 Benefitfocus Way
Entity Address, City or Town	Charleston
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29492
City Area Code	843
Local Phone Number	849-7476
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value
Trading Symbol	BNFT
Security Exchange Name	NASDAQ